Basis of Presentation (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2017 Number $ / shares shares	Dec. 31, 2016 Number $ / shares shares	Dec. 31, 2015 $ / shares shares
Ownership percentage	66.00%	66.00%
Common stock, share authorised	950,000,000	500,000,000	500,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Sock, Shares Authorized	250,000,000
State of incorporation	State of Florida
Date of incorporation	Jun. 30, 2013
AEPP [Member]
Exchange ratio	20:1	20:1
Number of share | Number	20	20
Common stock, share authorised	103,536,703	950,000,000
Common stock, par value | $ / shares	$ 0.0001	$ .0001
Preferred Sock, Shares Authorized	62,138,680	150,000,000
Preferred Stock, par value | $ / shares	$ 0.0001	$ .0001